Business combinations - Acquisition of Incremental Narrative (Details) - Incremental acquisition (Note 5) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 09, 2022	Mar. 21, 2022
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration			€ 104
Payment obligations cancelled			€ 91
Loss of acquiree since acquisition date	€ 1